Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2011
Registrant Name	dei_EntityRegistrantName	Grail Advisors ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001415845
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
RP Growth ETF (Prospectus Summary) | RP Growth ETF | RP Growth ETF-RP Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RPX
RP Focused Large Cap Growth ETF (Prospectus Summary) | RP Focused Large Cap Growth ETF | RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RWG
Grail McDonnell Intermediate Municipal Bond ETF (Prospectus Summary) | Grail McDonnell Intermediate Municipal Bond ETF | Grail McDonnell Intermediate Municipal Bond ETF-Grail McDonnell Intermediate Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMMB
Grail McDonnell Core Taxable Bond ETF (Prospectus Summary) | Grail McDonnell Core Taxable Bond ETF | Grail McDonnell Core Taxable Bond ETF-Grail McDonnell Core Taxable Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GMTB
Grail American Beacon Large Cap Value ETF (Prospectus Summary) | Grail American Beacon Large Cap Value ETF | Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVT

RP Growth ETF (Prospectus Summary) | RP Growth ETF
FUND SUMMARY RP GROWTH ETF
INVESTMENT OBJECTIVE
Long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		RP Growth ETF RP Growth ETF-RP Growth ETF
Management Fee		0.65%
Distribution and/or service (12b-1) fees		none
Other Expenses		3.87%
Total Annual Fund Operating Expenses		4.52%
Expense Reduction/Reimbursement	[1]	(3.63%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		0.89%
[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.89% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell
Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
RP Growth ETF RP Growth ETF-RP Growth ETF	91	1,037	1,991	4,419

PORTFOLIO TURNOVER
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
RP Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that RiverPark Advisors, LLC ("RP"), the ETF's sub-adviser, believes have above-average growth prospects. RP uses a fundamental research driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations. The ETF may invest in companies of any market capitalization and in any industry. The ETF expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The ETF invests in industries that RP believes are the beneficiaries of long-term secular trends in the global economy, such as the aging population, and companies within those industries that are gaining market share and have, what RP believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RP seeks companies with expanding free cash flow and a high return on invested capital. RP also looks for companies with strong and experienced management teams with clear business objectives. RP believes it can gain an investment advantage not only through its primary research and by developing an understanding and belief in a business model, but also because it invests with a long-term time horizon.

RP's investment process generally includes several well-defined steps. First, RP frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RP seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RP creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the firm's future enterprise value. RP's purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics.

RP's goal is to only invest when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RP looks for the opportunity to invest in its high conviction ideas at times when it believes a company's prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

PRINCIPAL RISKS
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from
NAV during periods of market volatility. The Manager cannot predict whether
Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk. Foreign investing, including investments in American
Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7)
less availability of information for RP to determine a company's financial condition.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF's performance.
When growth investing is out of favor, the ETF's share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Management Risk. Securities selected by RP for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF's investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Small-Cap and Mid-Cap Company Risk. Investments in small-cap and mid-cap companies may subject the ETF to additional risks. Analysts may follow such companies less actively and, therefore, information about them may be less available. The securities of such companies may be more thinly traded and less liquid than larger companies. Also, such companies may be more susceptible to economic and market setbacks. For these and other reasons, the prices of the securities of small-cap and mid-cap companies may be more volatile than those of larger companies.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange
"circuit breaker" rules. There
can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE
The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Best Quarter            Worst Quarter
     12.70%                 -11.46%
    (9/30/10)                (6/30/10)

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts "IRAs".

Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns RP Growth ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RP Growth ETF-RP Growth ETF	Return Before Taxes	13.76%	19.77%	Oct 2, 2009
RP Growth ETF-RP Growth ETF After Taxes on Distributions	Return After Taxes on Distributions	13.76%	19.60%	Oct 2, 2009
RP Growth ETF-RP Growth ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.95%	16.76%	Oct 2, 2009
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	19.74%	Oct 2, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
RP Growth ETF (Prospectus Summary) | RP Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY RP GROWTH ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell
Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
RP Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that RiverPark Advisors, LLC ("RP"), the ETF's sub-adviser, believes have above-average growth prospects. RP uses a fundamental research driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term and seeks to buy stock in those companies at attractive valuations. The ETF may invest in companies of any market capitalization and in any industry. The ETF expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The ETF invests in industries that RP believes are the beneficiaries of long-term secular trends in the global economy, such as the aging population, and companies within those industries that are gaining market share and have, what RP believes to be, long-term sustainable competitive advantages and positions protected by strong barriers to entry. RP seeks companies with expanding free cash flow and a high return on invested capital. RP also looks for companies with strong and experienced management teams with clear business objectives. RP believes it can gain an investment advantage not only through its primary research and by developing an understanding and belief in a business model, but also because it invests with a long-term time horizon.

RP's investment process generally includes several well-defined steps. First, RP frames the investment opportunity by analyzing the investment characteristics of both the industry and the specific company with a focus on the medium- and long-term secular and structural dynamics involved, such as sustainable competitive advantages, barriers to entry, technological innovation, changes in government regulation and demographic trends. The next step includes fundamental research, including company visits and primary research of competitors, customers and suppliers, as RP seeks to gain conviction in both the competitive dynamics within the industry and the reputation, skill and drive of the management team. Finally, RP creates and maintains detailed, proprietary financial models of the revenues, earnings and cash flows of each potential investment and establishes price targets that encompass its view of the firm's future enterprise value. RP's purchase and sell disciplines are driven by combining its own proprietary projections of the future fundamentals of a business with what it believes are conservative valuation metrics.

RP's goal is to only invest when it can firmly establish conviction in the business prospects of the company and when it believes valuations are compelling. RP looks for the opportunity to invest in its high conviction ideas at times when it believes a company's prospects are misunderstood by other investors or analysts, the markets react to short-term events, and/or business models change.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from
NAV during periods of market volatility. The Manager cannot predict whether
Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk. Foreign investing, including investments in American
Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7)
less availability of information for RP to determine a company's financial condition.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF's performance.
When growth investing is out of favor, the ETF's share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Management Risk. Securities selected by RP for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF's investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Small-Cap and Mid-Cap Company Risk. Investments in small-cap and mid-cap companies may subject the ETF to additional risks. Analysts may follow such companies less actively and, therefore, information about them may be less available. The securities of such companies may be more thinly traded and less liquid than larger companies. Also, such companies may be more susceptible to economic and market setbacks. For these and other reasons, the prices of the securities of small-cap and mid-cap companies may be more volatile than those of larger companies.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange
"circuit breaker" rules. There
can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk, Lose Money	rr_RiskLoseMoney	The value of the ETF's holdings may decline, and the ETF's share price may go down.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.grailadvisors.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter            Worst Quarter
     12.70%                 -11.46%
    (9/30/10)                (6/30/10)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts "IRAs".
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts "IRAs".

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2010)
RP Growth ETF (Prospectus Summary) | RP Growth ETF | RP Growth ETF-RP Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.46%)
RP Growth ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
RP Growth ETF | RP Growth ETF-RP Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.52%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.63%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,037
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,991
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,419
Annual Return 2010	rr_AnnualReturn2010	13.76%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
RP Growth ETF | RP Growth ETF-RP Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	19.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
RP Growth ETF | RP Growth ETF-RP Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009

[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.89% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

RP Focused Large Cap Growth ETF (Prospectus Summary) | RP Focused Large Cap Growth ETF
FUND SUMMARY RP FOCUSED LARGE CAP GROWTH ETF
INVESTMENT OBJECTIVE
Long-term capital appreciation.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

SHAREHOLDER FEES (FEES PAID FROM YOUR INVESTMENT) None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		RP Focused Large Cap Growth ETF RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF
Management Fee		0.65%
Distribution and/or service (12b-1) fees		none
Other Expenses		2.92%
Total Annual Fund Operating Expenses		3.57%
Expense Reduction/Reimbursement	[1]	(2.68%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		0.89%
[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.89% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you pay to buy and sell Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
RP Focused Large Cap Growth ETF RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF	91	845	1,621	3,659

PORTFOLIO TURNOVER
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
RP Focused Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that
Wedgewood Partners, Inc. ("Wedgewood"), the ETF's sub-adviser, believes have above-average growth prospects. The ETF considers companies with market capitalizations in excess of  $5 billion to be large capitalization companies.
The ETF is non-diversified and expects to invest in a limited number of companies, generally holding securities of between 20 and 30 companies. The ETF expects to invest across a broad spectrum of industries and may have significant investments in companies participating in the financial and technology sectors.
The ETF expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as
American Depositary Receipts.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today's economy. Wedgewood invests for the long term, and expects to hold securities, in many cases, for more than
5 years.

Wedgewood's investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline. Wedgewood's quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth. The qualitative process then focuses on the sustainability of the company's business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage. Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company's intrinsic value seeking to invest in a focused (20-30 securities) portfolio of its highest conviction ideas. Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood's expectations, a superior opportunity becomes available, the position becomes fully valued according to
Wedgewood's valuation discipline and/or appreciation results in an excessively large holding in the portfolio.

PRINCIPAL RISKS
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Financial Services Stock Risk. The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Profitability can fluctuate significantly when interest rates change. The stocks may also be vulnerable to inflation. Some companies in the financial services industry are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Credit losses resulting from financial difficulties of borrowers can negatively affect companies in the industry. The financial services industry, as a whole, is currently undergoing relatively rapid change in light of evolving government regulations, industry consolidation and as existing distinctions between financial service segments become less clear.

Foreign Investing Risk. Foreign investing, including investments in American
Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7)
less availability of information for Wedgewood to determine a company's financial condition.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF's performance.
When growth investing is out of favor, the ETF's share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Management Risk. Securities selected by Wedgewood for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF's investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Non-Diversification Risk. The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the
ETF's NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF's value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Technology Stock Risk. Technology industries can be significantly affected by aggressive pricing, technological innovation, obsolescence of existing technology, short product cycles, falling prices and profits, the ability to attract and retain skilled employees, competition from new market entrants and general economic conditions. Profitability can also be affected by changing domestic and international demand, research and development costs and availability and price of components. In addition, technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. Earnings disappointments and intense competition for market share can result in sharp price declines.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange
"circuit breaker" rules. There can be no assurance that the requirements of the
Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE
The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Best Quarter        Worst Quarter
     12.56%             -11.79%
   (9/30/10)           (6/30/10)

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts "IRAs".

Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns RP Focused Large Cap Growth ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF	Return Before Taxes	14.68%	18.83%	Oct 2, 2009
RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF After Taxes on Distributions	Return After Taxes on Distributions	14.68%	18.66%	Oct 2, 2009
RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.54%	15.95%	Oct 2, 2009
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	22.65%	Oct 2, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
RP Focused Large Cap Growth ETF (Prospectus Summary) | RP Focused Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY RP FOCUSED LARGE CAP GROWTH ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID FROM YOUR INVESTMENT) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you pay to buy and sell Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
RP Focused Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that
Wedgewood Partners, Inc. ("Wedgewood"), the ETF's sub-adviser, believes have above-average growth prospects. The ETF considers companies with market capitalizations in excess of  $5 billion to be large capitalization companies.
The ETF is non-diversified and expects to invest in a limited number of companies, generally holding securities of between 20 and 30 companies. The ETF expects to invest across a broad spectrum of industries and may have significant investments in companies participating in the financial and technology sectors.
The ETF expects to invest primarily in the securities of US companies, and may also invest in US securities tied economically to foreign investments, such as
American Depositary Receipts.

Wedgewood seeks investments in market leaders with dominant products or services that are irreplaceable or lack substitutes in today's economy. Wedgewood invests for the long term, and expects to hold securities, in many cases, for more than
5 years.

Wedgewood's investment process involves rigorous qualitative and quantitative inputs as well as a strict valuation and risk discipline. Wedgewood's quantitative process seeks to differentiate among the 500-600 largest companies to separate those which exhibit factors such as above-average returns on equity, returns on capital, cash flow returns on investment, earnings per share growth and revenue growth. The qualitative process then focuses on the sustainability of the company's business model with particular emphasis on barriers to entry, competition and relative buyer/supplier leverage. Wedgewood next uses a valuation model to forecast future performance for sales, earnings and financial position to create absolute valuation projections for the company's intrinsic value seeking to invest in a focused (20-30 securities) portfolio of its highest conviction ideas. Positions are reduced or eliminated from the portfolio over time when long-term growth rates fall below Wedgewood's expectations, a superior opportunity becomes available, the position becomes fully valued according to
Wedgewood's valuation discipline and/or appreciation results in an excessively large holding in the portfolio.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The ETF expects to invest across a broad spectrum of industries and may have significant investments in companies participating in the financial and technology sectors.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Financial Services Stock Risk. The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Profitability can fluctuate significantly when interest rates change. The stocks may also be vulnerable to inflation. Some companies in the financial services industry are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Credit losses resulting from financial difficulties of borrowers can negatively affect companies in the industry. The financial services industry, as a whole, is currently undergoing relatively rapid change in light of evolving government regulations, industry consolidation and as existing distinctions between financial service segments become less clear.

Foreign Investing Risk. Foreign investing, including investments in American
Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7)
less availability of information for Wedgewood to determine a company's financial condition.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF's performance.
When growth investing is out of favor, the ETF's share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Management Risk. Securities selected by Wedgewood for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF's investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Non-Diversification Risk. The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the
ETF's NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF's value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Technology Stock Risk. Technology industries can be significantly affected by aggressive pricing, technological innovation, obsolescence of existing technology, short product cycles, falling prices and profits, the ability to attract and retain skilled employees, competition from new market entrants and general economic conditions. Profitability can also be affected by changing domestic and international demand, research and development costs and availability and price of components. In addition, technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing field of technology. Earnings disappointments and intense competition for market share can result in sharp price declines.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange
"circuit breaker" rules. There can be no assurance that the requirements of the
Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk, Lose Money	rr_RiskLoseMoney	The value of the ETF's holdings may decline, and the ETF's share price may go down.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF's NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF's value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.grailadvisors.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter        Worst Quarter
     12.56%             -11.79%
   (9/30/10)           (6/30/10)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts "IRAs".
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts "IRAs".

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2010)
RP Focused Large Cap Growth ETF (Prospectus Summary) | RP Focused Large Cap Growth ETF | RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.79%)
RP Focused Large Cap Growth ETF | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
RP Focused Large Cap Growth ETF | RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.68%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	0.89%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	845
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,621
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,659
Annual Return 2010	rr_AnnualReturn2010	14.68%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
RP Focused Large Cap Growth ETF | RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009
RP Focused Large Cap Growth ETF | RP Focused Large Cap Growth ETF-RP Focused Large Cap Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.95%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2009

[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.89% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Grail McDonnell Intermediate Municipal Bond ETF (Prospectus Summary) | Grail McDonnell Intermediate Municipal Bond ETF
FUND SUMMARY GRAIL MCDONNELL INTERMEDIATE MUNICIPAL BOND ETF
INVESTMENT OBJECTIVE
High level of current tax-exempt income and higher risk-adjusted returns relative to its benchmark.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Grail McDonnell Intermediate Municipal Bond ETF Grail McDonnell Intermediate Municipal Bond ETF-Grail McDonnell Intermediate Municipal Bond ETF
Management Fee		0.30%
Distribution and/or service (12b-1) fees		none
Other Expenses		5.29%
Total Annual Fund Operating Expenses		5.59%
Expense Reduction/Reimbursement	[1]	(5.24%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		0.35%
[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.35% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2011. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell
Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Grail McDonnell Intermediate Municipal Bond ETF Grail McDonnell Intermediate Municipal Bond ETF-Grail McDonnell Intermediate Municipal Bond ETF	36	1,199	2,348	5,163

PORTFOLIO TURNOVER
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The ETF invests, under normal circumstances, at least 80% of its net assets
(plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The ETF will typically invest in municipal securities and will invest, under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin
Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes, although interest paid on municipal securities may be subject to the alternative minimum tax. The
ETF's investments generally include municipal securities with a full range of maturities and broad issuer and geographic diversification. While the ETF may invest in securities of any maturity, under normal circumstances, the dollar-weighted average maturity of the portfolio is expected to range from three to ten years.

McDonnell, as the ETF's sub-adviser, employs a total return investment strategy which emphasizes sector and security selection and yield curve positioning.
Sector and security decisions are reached through robust fundamental credit analysis as well as an assessment that incorporates the sector and security's credit momentum. The total return strategy places a limited dependence on adjusting the portfolio in anticipation of a change in the level of interest rates.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a
"rating agency"). The ETF considers pre-refunded bonds or escrowed to maturity municipal securities, regardless of rating, to be investment grade securities.
The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by McDonnell to be of comparable quality.

The ETF may invest up to 20% of its assets in taxable debt securities. These may include securities issued by the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed and other asset-backed securities, and securities of other investment companies, including other ETFs. The ETF may only invest in U.S. dollar-denominated securities.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.

PRINCIPAL RISKS
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

Credit Risk. Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss. If an issuer's financial health deteriorates, it may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its obligations, including making timely
payment of interest and principal. Although a downgrade of a bond's credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. Further, rating agencies may end coverage of a previously-rated security. The ETF will not necessarily sell a security if its rating is reduced. The ETF's sub-adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ETF may purchase unrated securities (which are not rated by a rating agency) if the sub-adviser determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the sub-adviser may not accurately evaluate the security's comparative credit rating.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due to the fact that supply and demand forces at work in the secondary trading market for Shares are closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, large discounts or premiums to the NAV of Shares should not be sustained.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

Liquidity Risk. Liquidity risk exists with respect to investments that are or become difficult to sell. During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF. Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer. To the extent the ETF uses derivatives or invests in lower-rated securities, it will tend to have increased exposure to liquidity risk.
The ETF may invest in unregistered securities, including Rule 144A securities, that are purchased directly from the issuer or in the secondary market and are subject to limitations on resale. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the ETF might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.

Management Risk. Securities selected by McDonnell for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Market risk involves the possibility that the value of the ETF's investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or particular industries represented in the securities markets. The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general economic and market conditions, regional or global instability, and interest rate fluctuations. Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negatively affect on many issuers worldwide and an adverse effect on the ETF.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may repay their mortgages sooner than expected. This can reduce the ETF's returns because the ETF may have to reinvest that money at the lower prevailing interest rates. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time, which can cause the market value of the security to fall because the market may view the interest rate as too low for a longer-term investment. An ETF's investments in other asset-backed securities are subject to similar risks and additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Municipal securities are subject to interest rate, credit and market risk. The ETF's investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The ETF will be more sensitive to a particular adverse economic, business or political development if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation or utilities), industrial development bonds, or in bonds from issuers in a single state.

There is no guarantee that all of the ETF's income from municipal securities will be exempt from federal or state income taxes. Income from municipal bonds held by the ETF could be declared taxable due to unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Events occurring after the date of issuance of a municipal bond or after the ETF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions
by the ETF to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Investment Grade Securities Risk. Below investment-grade securities, or
"junk bonds," are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. The secondary market in which below investment-grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the ETF could sell a particular security, and could cause large fluctuations in the ETF's NAV. Adverse publicity and investor perceptions may decrease the value and liquidity of lower-rated securities.

Prepayment Risk. If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the
ETF would likely have to replace the called security with a lower yielding security resulting in a decrease in the ETF's net investment income.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange
"circuit breaker" rules. There can be no assurance that the requirements of the
Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE
Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF's past performance (before and after taxes) is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Grail McDonnell Intermediate Municipal Bond ETF (Prospectus Summary) | Grail McDonnell Intermediate Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY GRAIL MCDONNELL INTERMEDIATE MUNICIPAL BOND ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
High level of current tax-exempt income and higher risk-adjusted returns relative to its benchmark.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2011-03-01
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell
Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The ETF invests, under normal circumstances, at least 80% of its net assets
(plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The ETF will typically invest in municipal securities and will invest, under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin
Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes, although interest paid on municipal securities may be subject to the alternative minimum tax. The
ETF's investments generally include municipal securities with a full range of maturities and broad issuer and geographic diversification. While the ETF may invest in securities of any maturity, under normal circumstances, the dollar-weighted average maturity of the portfolio is expected to range from three to ten years.

McDonnell, as the ETF's sub-adviser, employs a total return investment strategy which emphasizes sector and security selection and yield curve positioning.
Sector and security decisions are reached through robust fundamental credit analysis as well as an assessment that incorporates the sector and security's credit momentum. The total return strategy places a limited dependence on adjusting the portfolio in anticipation of a change in the level of interest rates.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a
"rating agency"). The ETF considers pre-refunded bonds or escrowed to maturity municipal securities, regardless of rating, to be investment grade securities.
The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by McDonnell to be of comparable quality.

The ETF may invest up to 20% of its assets in taxable debt securities. These may include securities issued by the U.S. Government, its agencies and instrumentalities, corporate debt securities, mortgage-backed and other asset-backed securities, and securities of other investment companies, including other ETFs. The ETF may only invest in U.S. dollar-denominated securities.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

Credit Risk. Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss. If an issuer's financial health deteriorates, it may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its obligations, including making timely
payment of interest and principal. Although a downgrade of a bond's credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. Further, rating agencies may end coverage of a previously-rated security. The ETF will not necessarily sell a security if its rating is reduced. The ETF's sub-adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ETF may purchase unrated securities (which are not rated by a rating agency) if the sub-adviser determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the sub-adviser may not accurately evaluate the security's comparative credit rating.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due to the fact that supply and demand forces at work in the secondary trading market for Shares are closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, large discounts or premiums to the NAV of Shares should not be sustained.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

Liquidity Risk. Liquidity risk exists with respect to investments that are or become difficult to sell. During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF. Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer. To the extent the ETF uses derivatives or invests in lower-rated securities, it will tend to have increased exposure to liquidity risk.
The ETF may invest in unregistered securities, including Rule 144A securities, that are purchased directly from the issuer or in the secondary market and are subject to limitations on resale. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the ETF might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.

Management Risk. Securities selected by McDonnell for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Market risk involves the possibility that the value of the ETF's investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or particular industries represented in the securities markets. The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general economic and market conditions, regional or global instability, and interest rate fluctuations. Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negatively affect on many issuers worldwide and an adverse effect on the ETF.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may repay their mortgages sooner than expected. This can reduce the ETF's returns because the ETF may have to reinvest that money at the lower prevailing interest rates. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time, which can cause the market value of the security to fall because the market may view the interest rate as too low for a longer-term investment. An ETF's investments in other asset-backed securities are subject to similar risks and additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Municipal securities are subject to interest rate, credit and market risk. The ETF's investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The ETF will be more sensitive to a particular adverse economic, business or political development if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation or utilities), industrial development bonds, or in bonds from issuers in a single state.

There is no guarantee that all of the ETF's income from municipal securities will be exempt from federal or state income taxes. Income from municipal bonds held by the ETF could be declared taxable due to unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Events occurring after the date of issuance of a municipal bond or after the ETF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions
by the ETF to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Investment Grade Securities Risk. Below investment-grade securities, or
"junk bonds," are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. The secondary market in which below investment-grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the ETF could sell a particular security, and could cause large fluctuations in the ETF's NAV. Adverse publicity and investor perceptions may decrease the value and liquidity of lower-rated securities.

Prepayment Risk. If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the
ETF would likely have to replace the called security with a lower yielding security resulting in a decrease in the ETF's net investment income.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange
"circuit breaker" rules. There can be no assurance that the requirements of the
Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk, Lose Money	rr_RiskLoseMoney	The value of the ETF's holdings may decline, and the ETF's share price may go down.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF's past performance (before and after taxes) is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.grailadvisors.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The ETF's past performance (before and after taxes) is not necessarily an indication of how the ETF will perform in the future.
Grail McDonnell Intermediate Municipal Bond ETF | Grail McDonnell Intermediate Municipal Bond ETF-Grail McDonnell Intermediate Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.59%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.24%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,199
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,348
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,163

[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.35% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2011. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Grail McDonnell Core Taxable Bond ETF (Prospectus Summary) | Grail McDonnell Core Taxable Bond ETF
FUND SUMMARY GRAIL MCDONNELL CORE TAXABLE BOND ETF
INVESTMENT OBJECTIVE
High level of current income and higher risk-adjusted returns relative to its benchmark.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Grail McDonnell Core Taxable Bond ETF Grail McDonnell Core Taxable Bond ETF-Grail McDonnell Core Taxable Bond ETF
Management Fee		0.30%
Distribution and/or service (12b-1) fees		none
Other Expenses		6.05%
Total Annual Fund Operating Expenses		6.35%
Expense Reduction/Reimbursement	[1]	(6.00%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		0.35%
[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.35% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell
Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Grail McDonnell Core Taxable Bond ETF Grail McDonnell Core Taxable Bond ETF-Grail McDonnell Core Taxable Bond ETF	36	1,347	2,623	5,665

PORTFOLIO TURNOVER
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 123% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The ETF invests, under normal circumstances, at least 80% of its net assets
(plus the amount of any borrowings for investment purposes) in debt securities.
The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds. While the ETF may invest in securities of any maturity, under normal circumstances, the average effective duration of the portfolio is typically expected to range from three to six years. Effective duration is a measure of the underlying portfolio's price sensitivity to changes in interest rates and the approximate impact those changes have on the expected cash flows of the underlying bonds.

McDonnell, as the ETF's sub-adviser, employs a total return investment strategy which emphasizes sector and security selection and yield curve positioning.
Sector and security decisions are reached through robust fundamental credit analysis as well as an assessment that incorporates the sector and security's credit momentum. The total return strategy places a limited dependence on adjusting the portfolio in anticipation of a change in the level of interest rates.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a
"rating agency"). The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by McDonnell to be of comparable quality.

The ETF may invest without limit in securities issued by the U.S. Government, its agencies and instrumentalities, up to 90% of its assets in mortgage-backed and other asset-backed securities, and up to 80% of its assets in corporate bonds. In addition, the ETF may invest up to 30% of its assets in municipal securities. The ETF may only invest in U.S. dollar-denominated securities. It may also invest in securities of other investment companies, including other
ETFs and money market funds.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.

PRINCIPAL RISKS
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

Credit Risk. Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss. If an issuer's financial health deteriorates, it may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its obligations, including making timely payment of interest and principal. Although a downgrade of a bond's credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. Further, rating agencies may end coverage of a previously-rated security. The ETF will not necessarily sell a security if its rating is reduced. The ETF's sub-adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ETF may purchase unrated securities (which are not rated by a rating agency) if the sub-adviser determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the sub-adviser may not accurately evaluate the security's comparative credit rating.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due to the fact that supply and demand forces at work in the secondary trading market for Shares are closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, large discounts or premiums to the NAV of Shares should not be sustained.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

Liquidity Risk. Liquidity risk exists with respect to investments that are or become difficult to sell. During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF. Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer. To the extent the ETF uses derivatives or invests in lower-rated securities, it will tend to have increased exposure to liquidity risk.

The ETF may invest in unregistered securities, including Rule 144A securities, that are purchased directly from the issuer or in the secondary market and are subject to limitations on resale. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the ETF might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.

Management Risk. Securities selected by McDonnell for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Market risk involves the possibility that the value of the ETF's investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or particular industries represented in the securities markets. The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general economic and market conditions, regional or global instability, and interest rate fluctuations. Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negatively affect on many issuers worldwide and an adverse effect on the ETF.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may repay their mortgages sooner than expected. This can reduce the ETF's returns because the ETF may have to reinvest that money at the lower prevailing interest rates. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time, which can cause the market value of the security to fall because the market may view the interest rate as too low for a longer-term investment. An ETF's investments in other asset-backed securities are subject to similar risks and additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Municipal securities are subject to interest rate, credit and market risk. The ETF's investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The ETF will be more sensitive to a particular adverse economic, business or political development if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation or utilities), industrial development bonds, or in bonds from issuers in a single state.

There is no guarantee that all of the ETF's income from municipal securities will be exempt from federal or state income taxes. Income from municipal bonds held by the ETF could be declared taxable due to unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Events occurring after the date of issuance of a municipal bond or after the ETF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the ETF to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Investment Grade Securities Risk. Below investment-grade securities, or
"junk bonds," are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. The secondary market in which below investment-grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the ETF could sell a particular security, and could cause large fluctuations in the ETF's NAV. Adverse publicity and investor perceptions may decrease the value and liquidity of lower-rated securities.

Prepayment Risk. If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the
ETF would likely have to replace the called security with a lower yielding security resulting in a decrease in the ETF's net investment income.

Trading Risk. Although the Shares will be listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange
"circuit breaker" rules. There can be no assurance that the requirements of the
Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE
Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF's past performance (before and after taxes) is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Grail McDonnell Core Taxable Bond ETF (Prospectus Summary) | Grail McDonnell Core Taxable Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY GRAIL MCDONNELL CORE TAXABLE BOND ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
High level of current income and higher risk-adjusted returns relative to its benchmark.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 123% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year, and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell
Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The ETF invests, under normal circumstances, at least 80% of its net assets
(plus the amount of any borrowings for investment purposes) in debt securities.
The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds. While the ETF may invest in securities of any maturity, under normal circumstances, the average effective duration of the portfolio is typically expected to range from three to six years. Effective duration is a measure of the underlying portfolio's price sensitivity to changes in interest rates and the approximate impact those changes have on the expected cash flows of the underlying bonds.

McDonnell, as the ETF's sub-adviser, employs a total return investment strategy which emphasizes sector and security selection and yield curve positioning.
Sector and security decisions are reached through robust fundamental credit analysis as well as an assessment that incorporates the sector and security's credit momentum. The total return strategy places a limited dependence on adjusting the portfolio in anticipation of a change in the level of interest rates.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a
"rating agency"). The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by McDonnell to be of comparable quality.

The ETF may invest without limit in securities issued by the U.S. Government, its agencies and instrumentalities, up to 90% of its assets in mortgage-backed and other asset-backed securities, and up to 80% of its assets in corporate bonds. In addition, the ETF may invest up to 30% of its assets in municipal securities. The ETF may only invest in U.S. dollar-denominated securities. It may also invest in securities of other investment companies, including other
ETFs and money market funds.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

Credit Risk. Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss. If an issuer's financial health deteriorates, it may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its obligations, including making timely payment of interest and principal. Although a downgrade of a bond's credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.
The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. Further, rating agencies may end coverage of a previously-rated security. The ETF will not necessarily sell a security if its rating is reduced. The ETF's sub-adviser does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ETF may purchase unrated securities (which are not rated by a rating agency) if the sub-adviser determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the sub-adviser may not accurately evaluate the security's comparative credit rating.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due to the fact that supply and demand forces at work in the secondary trading market for Shares are closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, large discounts or premiums to the NAV of Shares should not be sustained.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

Liquidity Risk. Liquidity risk exists with respect to investments that are or become difficult to sell. During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF. Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer. To the extent the ETF uses derivatives or invests in lower-rated securities, it will tend to have increased exposure to liquidity risk.

The ETF may invest in unregistered securities, including Rule 144A securities, that are purchased directly from the issuer or in the secondary market and are subject to limitations on resale. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the ETF might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.

Management Risk. Securities selected by McDonnell for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Market risk involves the possibility that the value of the ETF's investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or particular industries represented in the securities markets. The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general economic and market conditions, regional or global instability, and interest rate fluctuations. Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negatively affect on many issuers worldwide and an adverse effect on the ETF.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may repay their mortgages sooner than expected. This can reduce the ETF's returns because the ETF may have to reinvest that money at the lower prevailing interest rates. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time, which can cause the market value of the security to fall because the market may view the interest rate as too low for a longer-term investment. An ETF's investments in other asset-backed securities are subject to similar risks and additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Municipal securities are subject to interest rate, credit and market risk. The ETF's investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The ETF will be more sensitive to a particular adverse economic, business or political development if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation or utilities), industrial development bonds, or in bonds from issuers in a single state.

There is no guarantee that all of the ETF's income from municipal securities will be exempt from federal or state income taxes. Income from municipal bonds held by the ETF could be declared taxable due to unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Events occurring after the date of issuance of a municipal bond or after the ETF's acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the ETF to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Investment Grade Securities Risk. Below investment-grade securities, or
"junk bonds," are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. The secondary market in which below investment-grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the ETF could sell a particular security, and could cause large fluctuations in the ETF's NAV. Adverse publicity and investor perceptions may decrease the value and liquidity of lower-rated securities.

Prepayment Risk. If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the
ETF would likely have to replace the called security with a lower yielding security resulting in a decrease in the ETF's net investment income.

Trading Risk. Although the Shares will be listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange
"circuit breaker" rules. There can be no assurance that the requirements of the
Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk, Lose Money	rr_RiskLoseMoney	The value of the ETF's holdings may decline, and the ETF's share price may go down.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF's past performance (before and after taxes) is not necessarily an indication of how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.grailadvisors.com.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The ETF's past performance (before and after taxes) is not necessarily an indication of how the ETF will perform in the future.
Grail McDonnell Core Taxable Bond ETF | Grail McDonnell Core Taxable Bond ETF-Grail McDonnell Core Taxable Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.35%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.00%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	0.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,623
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	5,665

[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.35% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Grail American Beacon Large Cap Value ETF (Prospectus Summary) | Grail American Beacon Large Cap Value ETF
FUND SUMMARY LARGE CAP VALUE ETF
INVESTMENT OBJECTIVE
Long-term capital appreciation and current income.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) None
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Grail American Beacon Large Cap Value ETF Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF
Management Fee		0.50%
Distribution and/or service (12b-1) fees		none
Other Expenses		7.93%
Total Annual Fund Operating Expenses		8.43%
Expense Reduction/Reimbursement	[1]	(7.64%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement		0.79%
[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.79% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

EXAMPLE
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell
Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Grail American Beacon Large Cap Value ETF Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF	81	1,778	3,361	6,866

PORTFOLIO TURNOVER
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Ordinarily, at least 80% of the ETF's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the
Russell 1000® Index* at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from  $251 million to  $373 billion.
The ETF's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary
Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges
(collectively referred to as "stocks").

The ETF's assets are currently allocated among two investment sub-advisers:

Brandywine Global Investment Management, LLC
Hotchkis and Wiley Capital Management, LLC

The ETF's investment sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 1000®
Index):

• above-average earnings growth potential,

• below-average price to earnings ratio,

• below-average price to book value ratio, and

• above-average dividend yields.

Each of the ETF's investment sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends.
The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager and American
Beacon Advisors, Inc. ("ABA") believe that this strategy will help the ETF outperform other investment styles over the longer term while minimizing volatility and downside risk.

If, for any reason, one of the investment sub-advisers listed above no longer serves as investment sub-adviser to the ETF, the Manager and ABA will seek to employ alternative arrangements so that the ETF's assets will continue to be allocated and managed in at least two different portions. These arrangements may, but need not, include: engaging a new investment sub-adviser and seeking any required shareholder approvals, as necessary, actively managing a portion of the ETF's assets directly, or investing a portion of the ETF's assets in a pooled investment vehicle in accordance with the ETF's investment objective and strategies, and applicable law.

As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF's name.

* Russell 1000 Index is a registered trademark of Frank Russell Company.

PRINCIPAL RISKS
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk. Foreign investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1)
currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and
(8) less availability of information for an investment sub-adviser to determine a company's financial condition.

Management Risk. Securities selected by an investment sub-adviser for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF's investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Multi-Manager Risk. Because each investment sub-adviser makes investment decisions independently, it is possible that the security selection process of the investment sub-advisers may not complement one another. As a result, the
ETF's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the ETF were managed by a single sub-adviser.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the
Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

Value Stock Risk. Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down.
While the ETF's investments in value stocks may limit its downside risk over time, the ETF may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE
The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Best Quarter       Worst Quarter
10.23%              -10.91%
(9/30/10)           (6/30/10)

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns (for the period ended December 31, 2010)
Average Annual Total Returns Grail American Beacon Large Cap Value ETF	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF	Return Before Taxes	15.83%	27.26%	May 1, 2009
Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF After Taxes on Distributions	Return After Taxes on Distributions	11.74%	23.21%	May 1, 2009
Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.48%	21.08%	May 1, 2009
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	27.24%	May 1, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2011
Grail American Beacon Large Cap Value ETF (Prospectus Summary) | Grail American Beacon Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FUND SUMMARY LARGE CAP VALUE ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Long-term capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the ETF.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT) None
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-03-01
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The ETF may pay transaction costs, including commissions when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF's performance. During the most recent fiscal year, the ETF's portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest  $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. This example does not reflect the brokerage commissions that you may pay to buy and sell
Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Ordinarily, at least 80% of the ETF's net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the
Russell 1000® Index* at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from  $251 million to  $373 billion.
The ETF's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary
Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges
(collectively referred to as "stocks").

The ETF's assets are currently allocated among two investment sub-advisers:

Brandywine Global Investment Management, LLC
Hotchkis and Wiley Capital Management, LLC

The ETF's investment sub-advisers select stocks that, in their opinion, have most or all of the following characteristics (relative to the Russell 1000®
Index):

• above-average earnings growth potential,

• below-average price to earnings ratio,

• below-average price to book value ratio, and

• above-average dividend yields.

Each of the ETF's investment sub-advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends.
The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager and American
Beacon Advisors, Inc. ("ABA") believe that this strategy will help the ETF outperform other investment styles over the longer term while minimizing volatility and downside risk.

If, for any reason, one of the investment sub-advisers listed above no longer serves as investment sub-adviser to the ETF, the Manager and ABA will seek to employ alternative arrangements so that the ETF's assets will continue to be allocated and managed in at least two different portions. These arrangements may, but need not, include: engaging a new investment sub-adviser and seeking any required shareholder approvals, as necessary, actively managing a portion of the ETF's assets directly, or investing a portion of the ETF's assets in a pooled investment vehicle in accordance with the ETF's investment objective and strategies, and applicable law.

As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF's name.

* Russell 1000 Index is a registered trademark of Frank Russell Company.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the ETF involves risk, including those described below. The value of the ETF's holdings may decline, and the ETF's share price may go down.

ETF Risk. The Shares may trade above or below their NAV. The NAV of the ETF will generally fluctuate with changes in the market value of the ETF's holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the
Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The Manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF's portfolio holdings are fully disclosed on a daily basis, the Manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk. Foreign investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1)
currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and
(8) less availability of information for an investment sub-adviser to determine a company's financial condition.

Management Risk. Securities selected by an investment sub-adviser for the ETF may not perform as expected. This could result in the ETF's underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF's investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Multi-Manager Risk. Because each investment sub-adviser makes investment decisions independently, it is possible that the security selection process of the investment sub-advisers may not complement one another. As a result, the
ETF's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the ETF were managed by a single sub-adviser.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the
Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange "circuit breaker" rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

Value Stock Risk. Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down.
While the ETF's investments in value stocks may limit its downside risk over time, the ETF may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Risk, Lose Money	rr_RiskLoseMoney	The value of the ETF's holdings may decline, and the ETF's share price may go down.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit
www.grailadvisors.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF's performance and by showing how the ETF's average annual returns compared with a broad measure of market performance.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.grailadvisors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter       Worst Quarter
10.23%              -10.91%
(9/30/10)           (6/30/10)

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the period ended December 31, 2010)
Grail American Beacon Large Cap Value ETF (Prospectus Summary) | Grail American Beacon Large Cap Value ETF | Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.91%)
Grail American Beacon Large Cap Value ETF | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.51%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.24%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Grail American Beacon Large Cap Value ETF | Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.43%
Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.64%)	[1]
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	rr_NetExpensesOverAssets	0.79%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	81
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,778
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	3,361
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	6,866
Annual Return 2010	rr_AnnualReturn2010	15.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	27.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Grail American Beacon Large Cap Value ETF | Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.74%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
Grail American Beacon Large Cap Value ETF | Grail American Beacon Large Cap Value ETF-Grail American Beacon Large Cap Value ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.48%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009

[1]	The Manager has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of the ETF to 0.79% of the ETF's average net assets ("Expense Cap"). The Expense Cap will remain in effect until at least March 1, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. The Manager may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.